Redeemable Convertible Preferred Stock - Additional Information (Detail) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($) Director $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Director $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Jun. 30, 2021 shares	Apr. 28, 2021 $ / shares	Mar. 31, 2021 shares	Dec. 17, 2020 $ / shares
Temporary Equity [Line Items]
Temporary equity shares outstanding | shares					37,375,000		37,375,000
Shares issued price per share						$ 10.00		$ 10.00
Enjoy Technology Inc [Member]
Temporary Equity [Line Items]
Proceeds from redeemable convertible preferred stock net | $	$ 15,000	$ 0	$ 0	$ 175,001
Payment of stock issuance costs | $			0	7,947
Proceeds from redeemable convertible preferred stock net | $	$ 15,000	$ 0	0	175,001
Payment of stock issuance costs | $			$ 0	$ 7,947
Temporary equity shares outstanding | shares	153,809,943		149,520,445	149,520,445
Enjoy Technology Inc [Member] | Condition For Conversion Of Redeemable Convertible Preferred Stock Into Common Stock [Member]
Temporary Equity [Line Items]
Temporary equity shares outstanding | shares				2,101,900
Series Seed Preferred Stock [Member] | Enjoy Technology Inc [Member]
Temporary Equity [Line Items]
Temporary equity issue price per share	$ 0.3572		$ 0.3572	$ 0.3572
Temporary equity issue price per share	0.3572		$ 0.3572	$ 0.3572
Temporary equity shares outstanding | shares			10,220,000	10,220,000
Temporary equity dividend per share	$ 0.0214		$ 0.0214
Number of directors entitled to be voted for by the holders of temporary equity on as converted basis | Director	1		1
Series A Redeemable Convertible Preferred Stock [Member] | Enjoy Technology Inc [Member]
Temporary Equity [Line Items]
Temporary equity issue price per share	$ 1.1374		$ 1.1374	$ 1.1374
Temporary equity issue price per share	1.1374		$ 1.1374	$ 1.1374
Temporary equity shares outstanding | shares			23,298,748	23,298,748
Temporary equity dividend per share	$ 0.0682		$ 0.0682
Number of directors entitled to be voted for by the holders of temporary equity on as converted basis | Director	2		2
Series B Redeemable Convertible Preferred Stock [Member] | Enjoy Technology Inc [Member]
Temporary Equity [Line Items]
Temporary equity stock shares issued during the period shares new issues | shares				10,500,000
Temporary equity issue price per share	$ 2.3788		$ 2.3788	$ 2.3788
Proceeds from redeemable convertible preferred stock net | $				$ 25,000
Payment of stock issuance costs | $				$ 100
Temporary equity stock shares issued during the period shares new issues | shares				10,500,000
Temporary equity issue price per share	2.3788		$ 2.3788	$ 2.3788
Proceeds from redeemable convertible preferred stock net | $				$ 25,000
Payment of stock issuance costs | $				$ 100
Temporary equity shares outstanding | shares			76,469,756	76,469,756
Temporary equity dividend per share	$ 0.1427		$ 0.1427
Number of directors entitled to be voted for by the holders of temporary equity on as converted basis | Director	1		1
Series C Convertible Preferred Stock [Member] | Enjoy Technology Inc [Member]
Temporary Equity [Line Items]
Temporary equity stock shares issued during the period shares new issues | shares	3,953,194			39,500,000
Temporary equity issue price per share	$ 3.7944		$ 3.7944	$ 3.7944
Proceeds from redeemable convertible preferred stock net | $	$ 15,000			$ 142,100
Payment of stock issuance costs | $				$ 7,900
Temporary equity stock shares issued during the period shares new issues | shares	3,953,194			39,500,000
Temporary equity issue price per share	$ 3.7944		$ 3.7944	$ 3.7944
Proceeds from redeemable convertible preferred stock net | $	$ 15,000			$ 142,100
Payment of stock issuance costs | $				$ 7,900
Temporary equity shares outstanding | shares			39,531,941	39,531,941
Temporary equity dividend per share	$ 0.2277		$ 0.2277
Number of directors entitled to be voted for by the holders of temporary equity on as converted basis | Director	1		1
Underwritten Public Offering [Member] | Enjoy Technology Inc [Member] | Condition For Conversion Of Redeemable Convertible Preferred Stock Into Common Stock [Member]
Temporary Equity [Line Items]
Proceeds from issuance of common stock | $	$ 100,000		$ 100,000
Shares issued price per share	$ 9.49		$ 9.49
Percentage of outstanding shares representing approval from conversion of temporary equity into permanent equity	50.00%		50.00%
Common Stock [Member] | Enjoy Technology Inc [Member]
Temporary Equity [Line Items]
Number of directors entitled to be voted for by the holders of temporary equity on as converted basis | Director	1		1